Shareholder Report, Holdings (Details) - C000244753	Jul. 31, 2025
Money Market
Holdings [Line Items]
Percent of Total Investments	0.30%
Media
Holdings [Line Items]
Percent of Total Investments	0.62%
Banking
Holdings [Line Items]
Percent of Total Investments	1.78%
Materials
Holdings [Line Items]
Percent of Total Investments	2.29%
Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Total Investments	2.38%
Real Estate
Holdings [Line Items]
Percent of Total Investments	3.06%
Oil & Gas
Holdings [Line Items]
Percent of Total Investments	3.35%
UTILITIES
Holdings [Line Items]
Percent of Total Investments	4.32%
Consumer Staple Products
Holdings [Line Items]
Percent of Total Investments	4.45%
FINANCIAL SERVICES
Holdings [Line Items]
Percent of Total Investments	5.23%
Industrial Products
Holdings [Line Items]
Percent of Total Investments	6.86%
Consumer Discretionary Products
Holdings [Line Items]
Percent of Total Investments	7.49%
TECH HARDWARE & SEMICONDUCTORS
Holdings [Line Items]
Percent of Total Investments	8.91%
Insurance
Holdings [Line Items]
Percent of Total Investments	9.78%
Industrial Services
Holdings [Line Items]
Percent of Total Investments	10.75%
Health Care
Holdings [Line Items]
Percent of Total Investments	10.92%
Software & Tech Services
Holdings [Line Items]
Percent of Total Investments	17.51%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.56%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.74%
United States
Holdings [Line Items]
Percent of Net Asset Value	97.70%